INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2023
Intangible assets [Abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL:
Intangible assets:

2023	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 1, 2023	$224,489	$226,172	$70,450	$70,574	$1,790	$593,475
Additions	—	—	—	4,592	—	4,592
Disposals	—	—	—	(1,266)	(1,790)	(3,056)
Balance, December 31, 2023	$224,489	$226,172	$70,450	$73,900	$—	$595,011

Accumulated amortization
Balance, January 1, 2023	$184,421	$55,447	$68,398	$53,468	$1,790	$363,524
Amortization (note 21)	6,633	—	1,642	5,568	—	13,843
Disposals	—	—	—	(1,215)	(1,790)	(3,005)
Impairment reversal	(7,803)	(32,967)	—	—	—	(40,770)
Balance, December 31, 2023	$183,251	$22,480	$70,040	$57,821	$—	$333,592
Carrying amount, December 31, 2023	$41,238	$203,692	$410	$16,079	$—	$261,419

2022	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 2, 2022	$224,489	$226,172	$72,796	$67,157	$1,790	$592,404
Additions	—	—	—	5,205	—	5,205
Disposals	—	—	(2,346)	(1,788)	—	(4,134)
Balance, January 1, 2023	$224,489	$226,172	$70,450	$70,574	$1,790	$593,475

Accumulated amortization
Balance, January 2, 2022	$148,132	$19,127	$66,929	$49,796	$1,790	$285,774
Amortization (note 21)	11,194	—	2,561	5,397	—	19,152
Disposals	—	—	(1,967)	(1,725)	—	(3,692)
Write-downs and impairments	25,095	36,320	875	—	—	62,290
Balance, January 1, 2023	$184,421	$55,447	$68,398	$53,468	$1,790	$363,524
Carrying amount, January 1, 2023	$40,068	$170,725	$2,052	$17,106	$—	$229,951

During fiscal 2023, the Company recorded an impairment reversal of $40.8 million (2022 - impairment charge of $62.3 million) relating to intangible assets (both definite and indefinite life) acquired in previous business acquisitions.

The carrying amount of internally-generated assets within computer software was $11.7 million as at December 31, 2023 (January 1, 2023 - $13.6 million). Included in computer software as at December 31, 2023 was $1.2 million (January 1, 2023 - $4.4 million) of assets not yet utilized in operations.
11. INTANGIBLE ASSETS AND GOODWILL (continued):
Goodwill:

	2023	2022

Balance, beginning of fiscal year	$271,677	$283,815
Goodwill acquired (disposed)	—	(13,892)
Purchase price allocation adjustment	—	1,754
Balance, end of fiscal year	$271,677	$271,677

Recoverability of cash-generating units:
Goodwill acquired through business acquisitions and intangibles have been allocated to the Company's CGUs as follows:

	December 31, 2023	January 1, 2023

Textile & Sewing:
Goodwill	$271,677	$271,677
Definite life intangible assets (excluding computer software)	15,134	19,282
Indefinite life intangible assets	93,400	93,400
	$380,211	$384,359

Hosiery:
Definite life intangible assets (excluding computer software)	$26,514	$22,838
Indefinite life intangible assets	110,292	77,325
	$136,806	$100,163

In assessing whether goodwill and indefinite life intangible assets are impaired, the carrying amounts of the CGUs (including goodwill and indefinite life intangible assets) are compared to their recoverable amounts. The key assumptions for the fair value less costs of disposal method include estimated sales volumes, selling prices, input costs, and SG&A expenses in determining forecasted adjusted EBITDA, as well as the multiple applied to forecasted adjusted EBITDA. The adjusted EBITDA multiple was obtained by using market comparables as a reference.

The Company performed its annual impairment review for goodwill and indefinite life intangible assets as at December 31, 2023 and January 1, 2023. The estimated recoverable amount for the Textile & Sewing CGU exceeded its carrying value and as a result, there was no impairment identified. The estimated recoverable amount for the Hosiery CGU was in excess of its carrying value and as a result the Company recorded an impairment reversal of $40.8 million for the year ended December 31, 2023 relating to intangible assets (both definite and indefinite life) acquired in previous business acquisitions. For the year ended January 1, 2023, the carrying value for the Hosiery CGU was in excess of its estimated recoverable amount resulting in an impairment charge of $62.3 million, relating to intangible assets (both definite and indefinite life) acquired in previous business acquisitions.
Recoverable amount for Textile & Sewing and Hosiery CGUs
The Company determined the recoverable amounts of the Textile & Sewing and Hosiery CGUs based on the fair value less costs of disposal method. The fair value measurement was categorized as a level 3 fair value. The fair values of the Textile & Sewing and Hosiery CGUs were based on a multiple applied to risk adjusted EBITDA (adjusted EBITDA as defined in note 25) for the next year, which takes into account financial forecasts approved by senior management. The values assigned to the key assumptions represent management’s assessment of future trends and have been based on historical data from external and internal sources.
11. INTANGIBLE ASSETS AND GOODWILL (continued):

Recoverability of cash-generating units (continued):
Textile & Sewing CGU
For the Textile & Sewing CGU, no reasonably possible change in the key assumptions used in determining the recoverable amount would result in any impairment of goodwill or indefinite life intangible assets.

Hosiery CGU
Based on the results of the impairment test performed on December 31, 2023, the recoverable amount of the CGU of $365.3 million (2022 - $265.5 million) is higher than the carrying value and as a result there was $40.8 million impairment reversal identified.
The fair value of the Hosiery CGU was based on a multiple applied to the risk-adjusted forecasted adjusted EBITDA (see definition of adjusted EBITDA in note 25). The key assumptions used in the estimation of the recoverable amount for the Hosiery CGU are the risk-adjusted forecasted adjusted EBITDA for the next year and the adjusted EBITDA multiple of 7.5 for the December 31, 2023 and January 1, 2023 tests. A decrease in the risk adjusted forecasted adjusted EBITDA of 10% in the Hosiery CGU combined with a decrease in the adjusted EBITDA multiple by a factor of 1 would yield an impairment reversal of the same amount.